Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLPX
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLIX
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLKX
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLCX
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLDX
Prospectus Summary | NYLI Epoch U.S. Equity Yield Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLMX
Prospectus Summary | NYLI Fiera SMID Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSRX
Prospectus Summary | NYLI Fiera SMID Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSLX
Prospectus Summary | NYLI Fiera SMID Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSGX
Prospectus Summary | NYLI Fiera SMID Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSDX
Prospectus Summary | NYLI PineStone U.S. Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUEX
Prospectus Summary | NYLI PineStone U.S. Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUCX
Prospectus Summary | NYLI PineStone U.S. Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUIX
Prospectus Summary | NYLI PineStone U.S. Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUPX
Prospectus Summary | NYLI PineStone U.S. Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUDX
Prospectus Summary | NYLI S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXAX
Prospectus Summary | NYLI S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSPX
Prospectus Summary | NYLI S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPIX
Prospectus Summary | NYLI S&P 500 Index Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXMX
Prospectus Summary | NYLI WMC Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGAX
Prospectus Summary | NYLI WMC Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGNX
Prospectus Summary | NYLI WMC Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGCX
Prospectus Summary | NYLI WMC Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGIX
Prospectus Summary | NYLI WMC Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGDX
Prospectus Summary | NYLI WMC Small Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPAX
Prospectus Summary | NYLI WMC Small Companies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOINX
Prospectus Summary | NYLI WMC Small Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPCX
Prospectus Summary | NYLI WMC Small Companies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPIX
Prospectus Summary | NYLI Epoch International Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEVX
Prospectus Summary | NYLI Epoch International Choice Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICELX
Prospectus Summary | NYLI Epoch International Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEWX
Prospectus Summary | NYLI Epoch International Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEUX
Prospectus Summary | NYLI Epoch International Choice Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICERX
Prospectus Summary | NYLI PineStone International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIRX
Prospectus Summary | NYLI PineStone International Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIKX
Prospectus Summary | NYLI PineStone International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCICX
Prospectus Summary | NYLI PineStone International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIUX
Prospectus Summary | NYLI PineStone International Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIHX
Prospectus Summary | NYLI PineStone International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIWX
Prospectus Summary | NYLI WMC International Research Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
Prospectus Summary | NYLI WMC International Research Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
Prospectus Summary | NYLI WMC International Research Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
Prospectus Summary | NYLI WMC International Research Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX
Prospectus Summary | NYLI Candriam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYAX
Prospectus Summary | NYLI Candriam Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYVX
Prospectus Summary | NYLI Candriam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYCX
Prospectus Summary | NYLI Candriam Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYIX
Prospectus Summary | NYLI Candriam Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYSX
Prospectus Summary | NYLI Epoch Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECDX
Prospectus Summary | NYLI Epoch Capital Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECVX
Prospectus Summary | NYLI Epoch Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECEX
Prospectus Summary | NYLI Epoch Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECFX
Prospectus Summary | NYLI Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSPX
Prospectus Summary | NYLI Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSIX
Prospectus Summary | NYLI Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSKX
Prospectus Summary | NYLI Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSYX
Prospectus Summary | NYLI Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSRX
Prospectus Summary | NYLI PineStone Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGEX
Prospectus Summary | NYLI PineStone Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGYX
Prospectus Summary | NYLI PineStone Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGIX
Prospectus Summary | NYLI PineStone Global Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGPX
Prospectus Summary | NYLI PineStone Global Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGMX
Prospectus Summary | NYLI Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
Prospectus Summary | NYLI Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
Prospectus Summary | NYLI Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
Prospectus Summary | NYLI Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
Prospectus Summary | NYLI Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
Prospectus Summary | NYLI Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFMX
Prospectus Summary | NYLI MacKay Short Duration High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
Prospectus Summary | NYLI MacKay Short Duration High Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
Prospectus Summary | NYLI MacKay Short Duration High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
Prospectus Summary | NYLI MacKay Short Duration High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
Prospectus Summary | NYLI MacKay Short Duration High Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRDX
Prospectus Summary | NYLI MacKay Total Return Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMSX
Prospectus Summary | NYLI Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXAX
Prospectus Summary | NYLI Short Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXNX
Prospectus Summary | NYLI Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXIX
Prospectus Summary | NYLI Short Term Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXMX
Prospectus Summary | NYLI MacKay Arizona Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTAX
Prospectus Summary | NYLI MacKay Arizona Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTCX
Prospectus Summary | NYLI MacKay Arizona Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTYX
Prospectus Summary | NYLI MacKay Arizona Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTFX
Prospectus Summary | NYLI MacKay California Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCAX
Prospectus Summary | NYLI MacKay California Muni Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCVX
Prospectus Summary | NYLI MacKay California Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCCX
Prospectus Summary | NYLI MacKay California Muni Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAMX
Prospectus Summary | NYLI MacKay California Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOIX
Prospectus Summary | NYLI MacKay California Muni Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
Prospectus Summary | NYLI MacKay Colorado Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTAX
Prospectus Summary | NYLI MacKay Colorado Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTCX
Prospectus Summary | NYLI MacKay Colorado Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTYX
Prospectus Summary | NYLI MacKay Colorado Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTFX
Prospectus Summary | NYLI MacKay High Yield Muni Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
Prospectus Summary | NYLI MacKay High Yield Muni Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
Prospectus Summary | NYLI MacKay High Yield Muni Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
Prospectus Summary | NYLI MacKay High Yield Muni Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX
Prospectus Summary | NYLI MacKay High Yield Muni Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
Prospectus Summary | NYLI MacKay New York Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
Prospectus Summary | NYLI MacKay New York Muni Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
Prospectus Summary | NYLI MacKay New York Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
Prospectus Summary | NYLI MacKay New York Muni Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOLX
Prospectus Summary | NYLI MacKay New York Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX
Prospectus Summary | NYLI MacKay New York Muni Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX
Prospectus Summary | NYLI MacKay Oregon Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTBX
Prospectus Summary | NYLI MacKay Oregon Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTCX
Prospectus Summary | NYLI MacKay Oregon Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTYX
Prospectus Summary | NYLI MacKay Oregon Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTFX
Prospectus Summary | NYLI MacKay Short Term Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTAX
Prospectus Summary | NYLI MacKay Short Term Muni Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTUX
Prospectus Summary | NYLI MacKay Short Term Muni Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTBX
Prospectus Summary | NYLI MacKay Short Term Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTIX
Prospectus Summary | NYLI MacKay Short Term Muni Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTEX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFDX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFEX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFFX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFMX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFGX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFHX
Prospectus Summary | NYLI MacKay Strategic Muni Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFZX
Prospectus Summary | NYLI MacKay Utah Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAVX
Prospectus Summary | NYLI MacKay Utah Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTACX
Prospectus Summary | NYLI MacKay Utah Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAYX
Prospectus Summary | NYLI MacKay Utah Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAHX
Prospectus Summary | NYLI Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
Prospectus Summary | NYLI Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX
Prospectus Summary | NYLI Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
Prospectus Summary | NYLI Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
Prospectus Summary | NYLI Balanced Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBERX
Prospectus Summary | NYLI Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKAX
Prospectus Summary | NYLI Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKNX
Prospectus Summary | NYLI Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKCX
Prospectus Summary | NYLI Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKIX
Prospectus Summary | NYLI Conservative Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKSX
Prospectus Summary | NYLI Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRAX
Prospectus Summary | NYLI Moderate Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRDX
Prospectus Summary | NYLI Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRCX
Prospectus Summary | NYLI Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRIX
Prospectus Summary | NYLI Moderate Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRSX
Prospectus Summary | NYLI Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDAX
Prospectus Summary | NYLI Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDNX
Prospectus Summary | NYLI Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDCX
Prospectus Summary | NYLI Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDIX
Prospectus Summary | NYLI Growth Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDSX
Prospectus Summary | NYLI Equity Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXAX
Prospectus Summary | NYLI Equity Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXNX
Prospectus Summary | NYLI Equity Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXCX
Prospectus Summary | NYLI Equity Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXIX
Prospectus Summary | NYLI Equity Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXSX